Note 10 - Revenue From Government Contract (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Including Assessed Tax	$ 1,636,863	$ 0	$ 3,954,576	$ 0
BARDA Contract [Member]
Government Assistance, Award Amount			26,200,000
BARDA Contract [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,636,863		3,954,546
BARDA Contract [Member] | Minimum [Member]
Government Assistance, Award Amount			$ 45,000,000